Cash generated from operations - Summary of Cash Generated From Operations (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Cash generated from operations [Abstract]
Loss before income tax	€ (246,914)	€ (143,159)	€ (319,320)	€ (43,945)	€ (42,828)
Adjustments to reconcile loss before income tax to net cash flows:
Finance costs	6,085	6,883	15,340	11,271	6,012
Fair value gains/(losses) on derivatives (purchase options)	(3,856)	0	(2,900)	0	0
Adjustments For Gains Losses On Change In Fair Value Of Warrant Liabilities	(21,686)	0
Share-based payment expenses	241,311	121,932	291,837	7,100	0
Depreciation, impairments and reversal of impairments of property, plant and equipment	6,146	3,460	5,596	4,775	4,678
Depreciation and impairments of right-of-use of assets	2,952	960	3,408	1,805	1,312
Amortization and impairments of intangible assets	1,736	1,306	2,720	3,737	2,338
Net gain/(loss) on disposal of property, plant and equipment	0	(1)	210	(7)	194
Decrease/(increase) in inventories	(8,014)	(270)	(4,306)	2,362	(977)
Decrease/(increase) in other financial assets	(990)	(1,958)	(2,563)	1,343	(16,855)
Decrease/(increase) in trade and other receivables, contract assets and prepayments and other assets	(24,437)	(23,133)	(21,315)	(14,243)	(8,009)
Increase/(decrease) in trade and other payables and contract liabilities	(43,881)	21,060	28,562	(4,266)	4,581
Increase/(decrease) in provisions			(190)	142	120
Increase/(decrease) in provisions and other liabilities	(72)	(289)
Cash generated from/(used in) operations	€ (91,620)	€ (13,209)	€ (2,921)	€ (29,926)	€ (49,433)